Amounts Due from the Former Group Companies (Details) - Schedule of Amounts Due from the Former Group Companies - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Due from the Former Group Companies [Abstract]
Amounts due from former group companies - net	$ 217,639	$ 5,339,834
Provision for due from former group companies	(217,639)
Amounts due from former group companies total		$ 5,339,834